Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 8,745	$ 9,633
Currency Exchange rate risk	2,759	265
Price risk	$ 192	$ 126